SHARE CAPITAL - Disclosure of detailed information about outstanding RSUs (Details) - RSUs - Share	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Opening balance (in shares)	1,186,172
Granted (in shares)	1,444,678
Exercised (in shares)	(259,000)	(80,491)
Cancelled/Forfeited (in shares)	(26,073)
Outstanding, Ending balance (in shares)	2,345,777	1,186,172